Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Banks Loans And Acceptances [Table]
Customers' liability under acceptances	$ 13,066	$ 17,569
Business and government [member]
Disclosure Of Banks Loans And Acceptances [Table]
Loans at amortized cost	333,899	326,528
Customers' liability under acceptances	13,066	17,569
Loans at FVOCI	660	421
Loans and acceptances	347,625	344,518
Allowance for loan losses	2,990	2,990
Loans and acceptances, net of allowance	$ 344,635	$ 341,528